Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Material Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Assets on Depreciation Calculated

The estimated useful lives of assets for the current and comparable period are as follows:

•	Computers	3-6 years
•	Furniture and fixtures	5-6 years
•	Office equipment	1-7 years
•	Motor vehicles	3-7 years
•	Building	20 years

Leasehold improvements are depreciated over the lease term or useful lives of the leasehold improvements, whichever is shorter.

Summary of Estimated Useful Lives of Assets on Amortization of Assets Other than Goodwill Calculated

The estimated useful lives for the current and comparative period are as follows:

•	Technology related development costs	2 - 5 years
•	Software	3 - 5 years
•	Customer – related intangible assets (Customer Relationship)	7-10 years
•	Contract – related intangible assets (Non-Compete)	5-6 years
•	Marketing – related intangible assets (Brand / Trade Mark)	7-10 years
•	Others	5 years